Provision (credit) for Income Taxes in Accompanying Statements of Operations Differs from Amount Calculated by Applying Statutory Income Tax Rate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Tax computed at the federal statutory rate	$ (3,479,000)	$ (2,400)
State taxes	(593,800)	(400)
Permanent items	24,300
Change in valuation allowance	4,048,500	2,800
Total provision